Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Deferred Income Tax

All figures in £ millions	2019	2018
Deferred income tax assets	59	60
Deferred income tax liabilities	(48)	(136)

Net deferred income tax	11	(76)

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2018	9	34	(44)	42	(155)	64	(50)
Exchange differences	—	1	1	6	(16)	(5)	(13)
Income statement (charge)/benefit	11	(4)	(21)	20	(34)	(14)	(42)
Disposal through business disposal	—	—	—	—	—	16	16
Tax benefit in other comprehensive income	—	—	9	—	—	—	9
Tax benefit in equity	—	—	—	—	—	4	4

At 31 December 2018	20	31	(55)	68	(205)	65	(76)
Adjustment on initial application of IFRS 16 (see note 1b)	—	—	—	—	—	15	15
Exchange differences	(1)	(1)	(1)	(3)	6	(5)	(5)
Income statement benefit/(charge)	70	(10)	(4)	(24)	—	32	64
Tax benefit/(charge) in other comprehensive income	—	—	22	—	—	(4)	18
Tax charge in equity	—	—	—	—	—	(5)	(5)
At 31 December 2019	89	20	(38)	41	(199)	98	11